As filed with the Securities and Exchange Commission on April 30, 2014

1933 Act Registration No. 333-192569

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

MET INVESTORS SERIES TRUST*

(Exact Name of Registrant as Specified in Charter)

(617) 578-4036

(Area Code and Telephone Number)

One Financial Center

Boston, Massachusetts 02111

(Address of Principal Executive Offices)

Elizabeth M. Forget

President

Met Investors Series Trust

One Financial Center

Boston, Massachusetts 02111

(Name and Address of Agent for Service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

This Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of Met Investors Series Trust, filed with the Securities and Exchange Commission on November 26, 2013 (Accession No. 0001193125-13-455217; File No. 333-192569) (the “Form N-14 Registration Statement”), is being filed to add Exhibit (12) to the Form N-14 Registration Statement. No information contained in Parts A or B of the Form N-14 Registration Statement, which are incorporated herein by reference in their entirety, is amended, deleted or superseded hereby.

It is proposed that this filing will become effective:

☑	immediately upon filing pursuant to paragraph (b)

☐	on pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*	On behalf of its ClearBridge Aggressive Growth Portfolio

MET INVESTORS SERIES TRUST

PART C

OTHER INFORMATION

Item 15.	Indemnification.

The Trust’s Amended and Restated Agreement and Declaration of Trust provides that each Trustee and officer of the Trust is entitled to be indemnified against all liabilities against him or her, including the costs of litigation, unless it is determined that the Trustee or officer (1) did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Trust; (2) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties; and (3) in a criminal proceeding, had reasonable cause to believe that his or her conduct was unlawful. Reference is made to Article VII, Sections 4, 5, 6 and 8, of the Amended and Restated Agreement and Declaration of Trust, which is incorporated by reference to Exhibit (a)(1) to the Trust’s Registration Statement on Form N-1A filed on April 29, 2013, File Nos. 333-48465 and 811-10183 (“Form N-1A Registration Statement”).

The Fund Participation Agreements (the “Participation Agreements”) provide that certain affiliates of the Trust are entitled to be indemnified against certain losses arising from acts by certain other parties to the Participation Agreements, including, but not limited to, acts relating to (1) making untrue statements of material fact or omissions of facts in certain related registration statements, prospectuses or statements of additional information, annual or semi-annual shareholder reports or sales literature; (2) unlawful conduct with respect to the sale of, among other things, variable annuity contracts or shares of certain related investment companies; or (3) breaching the relevant Participation Agreement or the representations or warranties therein. Certain of the Participation Agreements also indemnify certain Trust affiliates against certain other parties’ failure to comply with the investment objectives, policies, and restrictions of certain related investment companies. For more specific information regarding the indemnification provisions of the Fund Participation Agreements, please refer to Section 16 of the Fund Participation Agreement, which is incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 32 to the Form N-1A Registration Statement filed with the SEC on May 1, 2009 (“Post-Effective Amendment No. 32”); Section 20 of the Fund Participation Agreement with respect to American Funds Insurance Series, which is incorporated by reference to Exhibit (e)(1)(i) to Post-Effective Amendment No. 32; and to Section 19 of the Fund Participation Agreement with respect to American Funds Insurance Series, which is incorporated by reference to Exhibit (e)(1)(ii) to Post-Effective Amendment No. 32.

The Second Amended and Restated Distribution Agreement for Class A shares (the “Class A Distribution Agreement”) provides that MetLife Investors Distribution Company (“MLIDC”) will indemnify and hold harmless the Trust, its officers, Trustees, agents and representatives against any losses, claims, damages or liabilities, to which the Trust, its officers, trustees, agents and representatives may become subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (i) any untrue statement or alleged untrue statement of any material fact contained in the Trust Prospectus and/or Statement of Additional Information (“SAI”) or any supplements thereto; (ii) the omission or alleged omission to state any material fact required to be stated in the Trust Prospectus and/or SAI or any supplements thereto or necessary to make the statements therein not misleading; or (iii) other misconduct or negligence of MLIDC in its capacity as a principal underwriter of the Trust’s Class A shares, and will reimburse the Trust, its officers, Trustees, agents and representatives for any legal or other expenses reasonably incurred by any of them in connection with investigating or defending against such loss, claim, damage, liability or action; provided, however, that MLIDC shall not be liable in any such instance to the extent that any such loss, claim, damage or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Trust Prospectus and/or SAI or any supplement in good faith reliance upon and in conformity with written information furnished by certain parties specifically for use in the preparation of the Trust Prospectus and/or SAI.

In addition, under the Class A Distribution Agreement, the Trust shall indemnify and hold harmless MLIDC from any and all losses, claims, damages or liabilities (or actions in respect thereof) to which MLIDC may be subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or result from negligent, improper, fraudulent or unauthorized acts or omissions by the Trust or its officers, trustees, agents or representatives, other than acts or omissions caused directly or indirectly by MLIDC. Reference is made to Section 13 of the Class A Distribution Agreement among the Trust and MLIDC, which is incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 32. The Trust’s Distribution Agreements for Class B shares, Class C shares and Class E shares have identical indemnification provisions as those in the Class A Distribution Agreement, except that they apply to either Class B shares, Class C shares or Class E shares, as applicable. Reference is made to Section 13 of the Distribution Agreement with respect to Class B shares, the Distribution Agreement with respect to Class C shares and the Distribution Agreement with respect to Class E shares, which are incorporated by reference to Exhibit (e)(3), Exhibit (e)(5) and Exhibit (e)(4), respectively, to Post-Effective Amendment No. 32.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Act”) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by any such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant, its Trustees and officers, are insured under a policy of insurance maintained by the Registrant within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

Item 16.	Exhibits:

1(a). Amended and Restated Agreement and Declaration of Trust is incorporated by reference to the Form N-1A Registration Statement.

1(b). Certificate of Trust is incorporated by reference to the Registrant’s registration statement on Form N-1A (“Registration Statement”) as filed with the SEC on October 23, 2000, File Nos. 333-48456 and 811-10183.

2. By-Laws are incorporated by reference to the Form N-1A Registration Statement.

3. Not applicable.

4. Form of Agreement and Plan of Reorganization. Exhibit A to the Prospectus/Proxy Statement contained in Part A of this registration statement.

5. None other than as set forth in Exhibits 1 and 2.

6(a). Management Agreement between Met Investors Advisory Corp. (now known as MetLife Advisers, LLC) and Met Investors Series Trust is incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 32.

6(a)(1). Amendment No. 1 to Management Agreement is incorporated by reference to Exhibit (d)(1)(i) to Post-Effective Amendment No. 32.

6(a)(2). Amendment No. 2 to Management Agreement is incorporated by reference to Exhibit (d)(1)(ii) to Post-Effective Amendment No. 32.

6(a)(3). Amendment No. 3 to Management Agreement is incorporated by reference to Exhibit (d)(1)(iii) to Post-Effective Amendment No. 32.

6(a)(4). Amendment No. 4 to Management Agreement is incorporated by reference to Exhibit (d)(1)(iv) to Post-Effective Amendment No. 32.

6(a)(5). Amendment No. 5 to Management Agreement is incorporated by reference to Exhibit (d)(1)(v) to Post-Effective Amendment No. 32.

6(a)(6). Amendment No. 6 to Management Agreement is incorporated by reference to Exhibit (d)(1)(vi) to Post-Effective Amendment No. 32.

6(a)(7). Amendment No. 7 to Management Agreement is incorporated by reference to Exhibit (d)(1)(vii) to Post-Effective Amendment No. 32.

6(a)(8). Amendment No. 8 to Management Agreement is incorporated by reference to Exhibit (d)(1)(viii) to Post-Effective Amendment No. 32.

6(a)(9). Amendment No. 9 to Management Agreement is incorporated by reference to Exhibit (d)(1)(ix) to Post-Effective Amendment No. 32.

6(a)(10). Amendment No. 10 to Management Agreement is incorporated by reference to Exhibit (d)(1)(x) to Post-Effective Amendment No. 32.

6(a)(11). Amendment No. 11 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xi) to Post-Effective Amendment No. 32.

6(a)(12). Amendment No. 12 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xii) to Post-Effective Amendment No. 32.

6(a)(13). Amendment No. 13 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xiii) to Post-Effective Amendment No. 32.

6(a)(14). Amendment No. 14 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xiv) to Post-Effective Amendment No. 32.

6(a)(15). Amendment No. 15 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xv) to Post-Effective Amendment No. 32.

6(a)(16). Amendment No. 16 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xvi) to Post-Effective Amendment No. 32.

6(a)(17). Amendment No. 17 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xvii) to Post-Effective Amendment No. 32.

6(a)(18). Amendment No. 18 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xviii) to Post-Effective Amendment No. 32.

6(a)(19). Amendment No. 19 to the Management Agreement is incorporated by reference to Exhibit (d)(1)(xix) to Post-Effective Amendment No. 32.

6(a)(20). Amendment No. 20 to the Management Agreement is incorporated by reference to Exhibit (d)(1)(xx) to Post-Effective Amendment No. 32.

6(a)(21). Amendment No. 21 to the Management Agreement is incorporated by reference to Exhibit (d)(1)(xxi) to Post-Effective Amendment No. 32.

6(a)(22). Amendment No. 22 to the Management Agreement is incorporated by reference to Exhibit (d)(1)(xxii) to Post-Effective Amendment No. 32.

6(a)(23). Amendment No. 23 to the Management Agreement is incorporated by reference to Exhibit (d)(1)(xxiii) to Post-Effective Amendment No. 32.

6(a)(24). Amendment No. 24 to the Management Agreement is incorporated by reference to Exhibit(d)(1)(xxiv) to Post-Effective Amendment No. 32.

6(a)(25). Amendment No. 25 to the Management Agreement is incorporated by reference to Exhibit (d)(1)(xxv) to Post-Effective Amendment No. 32.

6(a)(26). Amendment No. 26 to the Management Agreement is incorporated by reference to Exhibit (d)(1)(xxvi) to Post-Effective Amendment No. 32.

6(a)(27). Amendment No. 27 to the Management Agreement is incorporated by reference to Exhibit (d)(1)(xxvii) to Post-Effective Amendment No. 32.

6(a)(28). Amendment No. 28 to the Management Agreement is incorporated by reference to Exhibit (d)(1)(xxviii) to Post-Effective Amendment No. 32.

6(a)(29). Amendment No. 29 to the Management Agreement is incorporated by reference to Exhibit(d)(1)(xxix) to Post-Effective Amendment No. 32.

6(a)(30). Amendment No. 30 to Management Agreement is incorporated by reference to Exhibit(d)(1)(xxx) to Post-Effective Amendment No. 32.

6(a)(31). Amendment No. 31 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xxxi) to Post-Effective Amendment No. 32.

6(a)(32). Amendment No. 32 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xxxii) to Post-Effective Amendment No. 32.

6(a)(33). Amendment No. 33 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xxxiii) to Post-Effective Amendment No. 32.

6(a)(34). Amendment No. 34 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xxxiv) to Post-Effective Amendment No. 36 to the Registration Statement filed with the SEC on April 30, 2010 (“Post-Effective Amendment No. 36”).

6(a)(35). Amendment No. 35 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xxxv) to Post-Effective Amendment No. 42 to the Registration Statement filed with the SEC on April 29, 2011 (“Post-Effective Amendment No. 42”).

6(a)(36). Amendment No. 36 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xxxvi) to Post-Effective Amendment No. 42.

6(a)(37). Amendment No. 37 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xxxvii) to Post-Effective Amendment No. 47 to the Registration Statement filed with the SEC on April 27, 2012 (“Post-Effective Amendment No. 47”).

6(a)(38). Amendment No. 38 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xxxviii) to Post-Effective Amendment No. 47.

6(a)(39). Amendment No. 39 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xxxix) to Post-Effective Amendment No. 59 to the Registration Statement filed with SEC on April 29, 2013 (“Post-Effective Amendment No. 59”).

6(a)(40). Amendment No. 40 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xl) to Post-Effective Amendment No. 59.

6(a)(41). Amendment No. 41 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xli) to Post-Effective Amendment No. 59.

6(a)(42). Amendment No. 42 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xlii) to Post-Effective Amendment No. 59.

6(a)(43). Amendment No. 43 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xliii) to Post-Effective Amendment No. 65 to the Registration Statement filed with the SEC on February 14, 2014 (“Post-Effective Amendment No. 65”).

6(a)(44). Amendment No. 44 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xliv) to Post-Effective Amendment No. 65.

6(a)(45). Amendment No. 45 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xlv) to Post-Effective Amendment No. 68 to the Registration Statement filed with the SEC on April 24, 2014 (“Post-Effective Amendment No. 68”).

6(a)(46). Amendment No. 46 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xlvi) to Post-Effective Amendment No. 68.

6(a)(47). Amendment No. 47 to Management Agreement is incorporated by reference to Exhibit (d)(1)(xlvii) to Post-Effective Amendment No. 68.

6(b). Investment Advisory Agreement between Lord, Abbett & Co. and Met Investors Advisory Corp., a predecessor of MetLife Advisers, LLC, with respect to the Lord Abbett Bond Debenture Portfolio is incorporated by reference to Exhibit (d)(7) to Post-Effective Amendment No. 32.

6(b)(1). Amendment No. 1 to Investment Advisory Agreement with respect to Lord Abbett Bond Debenture Portfolio is incorporated by reference to Exhibit (d)(7)(i) to Post-Effective Amendment No. 32.

6(b)(2). Amendment No. 2 to Investment Advisory Agreement with respect to Lord Abbett Bond Debenture Portfolio is incorporated by reference to Exhibit (d)(7)(ii) to Post-Effective Amendment No. 32.

6(b)(3). Amendment No. 3 to Investment Advisory Agreement with respect to Lord Abbett Bond Debenture Portfolio is incorporated by reference to Exhibit (d)(7)(iii) to Post-Effective Amendment No. 32.

6(b)(4). Amendment No. 4 to Investment Advisory Agreement with respect to Lord Abbett Bond Debenture Portfolio is incorporated by reference to Exhibit (d)(7)(iv) to Post-Effective Amendment No. 36.

6(c). Investment Advisory Agreement between Pacific Investment Management Company LLC and Met Investors Advisory Corp., a predecessor of MetLife Advisers, LLC, with respect to the PIMCO Total Return Portfolio is incorporated by reference to
Exhibit (d)(18) to Post-Effective Amendment No. 32.

6(c)(1). Amendment No. 1 to Investment Advisory Agreement with respect to PIMCO Total Return Portfolio is incorporated by reference to Exhibit (d)(18)(i) to Post-Effective Amendment No. 32.

6(c)(2). Amendment No. 2 to Investment Advisory Agreement with respect to PIMCO Total Return Portfolio is incorporated by reference to Exhibit (d)(18)(ii) to Post-Effective Amendment No. 32.

6(c)(3). Amendment No. 3 to Investment Advisory Agreement with respect to PIMCO Total Return Portfolio is incorporated by reference to Exhibit (d)(18)(iii) to Post-Effective Amendment No. 32.

6(c)(4). Amendment No. 4 to Investment Advisory Agreement with respect to PIMCO Total Return Portfolio is incorporated by reference to Exhibit (d)(18)(iv) to Post-Effective Amendment No. 36.

6(d). Investment Advisory Agreement between Massachusetts Financial Services Company and Met Investors Advisory Corp., a predecessor of MetLife Advisers, LLC, with respect to the MFS® Research International Portfolio is incorporated by reference to Exhibit (d)(22) to Post-Effective Amendment No. 32.

6(d)(1). Amendment No. 1 to Investment Advisory Agreement with respect to MFS® Research International Portfolio is incorporated by reference to Exhibit (d)(22)(i) to Post-Effective Amendment No. 32.

6(d)(2). Amendment No. 2 to Investment Advisory Agreement with respect to MFS® Research International Portfolio is incorporated by reference to Exhibit (d)(22)(ii) to Post-Effective Amendment No. 44 to the Registration Statement filed with the SEC on February 2, 2012 (“Post-Effective Amendment No. 44”).

6(d)(3). Amendment No. 3 to Investment Advisory Agreement with respect to MFS® Research International Portfolio is incorporated by reference to Exhibit (d)(22)(iii) to Post-Effective Amendment No. 44.

6(d)(4). Amendment No. 4 to Investment Advisory Agreement with respect to MFS® Research International Portfolio is incorporated by reference to Exhibit (d)(22)(iv) to Post-Effective Amendment No. 44.

6(d)(5). Amendment No. 5 to Investment Advisory Agreement with respect to MFS® Research International Portfolio is incorporated by reference to Exhibit (d)(4)(v) to Post-Effective Amendment No. 68.

6(e). Investment Advisory Agreement between AIM Advisors, Inc. and Met Investors Advisory Corp., a predecessor of MetLife Advisers, LLC, with respect to the Met/AIM Small Cap Growth Portfolio (currently known as Invesco Small Cap Growth Portfolio) is incorporated by reference to Exhibit (d)(25) to Post-Effective Amendment No. 32.

6(e)(1). Amendment No. 1 to Investment Advisory Agreement with respect to the Met/AIM Small Cap Growth Portfolio (currently known as Invesco Small Cap Growth Portfolio) is incorporated by reference to Exhibit (d)(25)(i) to Post-Effective Amendment No. 32.

6(e)(2). Amendment No. 2 to Investment Advisory Agreement with respect to Met/AIM Small Cap Growth Portfolio (currently known as Invesco Small Cap Growth Portfolio) is incorporated by reference to Exhibit (d)(25)(ii) to Post-Effective Amendment No. 32.

6(e)(3). Amendment No. 3 to Investment Advisory Agreement with respect to the Met/AIM Small Cap Growth Portfolio (currently known as Invesco Small Cap Growth Portfolio) is incorporated by reference to Exhibit (d)(25)(iii) to Post-Effective Amendment No. 32.

6(e)(4). Amendment No. 4 to Investment Advisory Agreement with respect to Met/AIM Small Cap Growth Portfolio (currently known as Invesco Small Cap Growth Portfolio) is incorporated by reference to Exhibit (d)(25)(iv) to Post-Effective Amendment No. 33 to the Registration Statement filed with the SEC on February 9, 2010 (“Post-Effective Amendment No. 33”).

6(e)(5). Amendment No. 5 to Investment Advisory Agreement with respect to Met/AIM Small Cap Growth Portfolio (currently known as Invesco Small Cap Growth Portfolio) is incorporated by reference to Exhibit (d)(25)(v) to Post-Effective Amendment No. 36.

6(e)(6) Amendment No. 6 to Investment Advisory Agreement with respect to Invesco Small Cap Growth Portfolio is incorporated by reference to Exhibit (d)(25)(vi) to Post-Effective Amendment No. 44.

6(f). Investment Advisory Agreement between EQSF Advisers, Inc. (currently known as Third Avenue Management LLC) and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the Third Avenue Small Cap Value Portfolio is incorporated by reference to Exhibit (d)(28) to Post-Effective Amendment No. 32.

6(f)(1). Amendment No. 1 to Investment Advisory Agreement with respect to Third Avenue Small Cap Value Portfolio is incorporated by reference to Exhibit (d)(28)(i) to Post-Effective Amendment No. 32.

6(f)(2). Amendment No. 2 to Investment Advisory Agreement with respect to Third Avenue Small Cap Value Portfolio is incorporated by reference to Exhibit (d)(28)(ii) to Post-Effective Amendment No. 32.

6(f)(3). Amendment No. 3 to Investment Advisory Agreement with respect to Third Avenue Small Cap Value Portfolio is incorporated by reference to Exhibit (d)(28)(iii) to Post-Effective Amendment No. 36.

6(f)(4) Amendment No. 4 to Investment Advisory Agreement with respect to Third Avenue Small Cap Value Portfolio is incorporated by reference to Exhibit (d)(28)(iv) to Post-Effective Amendment No. 44.

6(g). Investment Advisory Agreement between Harris Associates L.P. and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the Harris Oakmark International Portfolio is incorporated by reference to Exhibit (d)(29) to Post-Effective Amendment No. 32.

6(g)(1). Amendment No. 1 to Investment Advisory Agreement with respect to Harris Oakmark International Portfolio is incorporated by reference to Exhibit (d)(29)(i) to Post-Effective Amendment No. 32.

6(g)(2). Amendment No. 2 to Investment Advisory Agreement with respect to Harris Oakmark International Portfolio is incorporated by reference to Exhibit (d)(29)(ii) to Post-Effective Amendment No. 32.

6(g)(3). Amendment No. 3 to Investment Advisory Agreement with respect to Harris Oakmark International Portfolio is incorporated by reference to Exhibit (d)(29)(iii) to Post-Effective Amendment No. 32.

6(g)(4). Amendment No. 4 to Investment Advisory Agreement with respect to Harris Oakmark International Portfolio is incorporated by reference to Exhibit (d)(29)(iv) to Post-Effective Amendment No. 36.

6(h). Investment Advisory Agreement between T. Rowe Price Associates, Inc. and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to T. Rowe Price Mid Cap Growth Portfolio is incorporated by reference to Exhibit (d)(31) to Post-Effective Amendment No. 32.

6(h)(1). Amendment No. 1 to Investment Advisory Agreement with respect to T. Rowe Price Mid Cap Growth Portfolio is incorporated by reference to Exhibit (d)(31)(i) to Post-Effective Amendment No. 32.

6(h)(2). Amendment No. 2 to Investment Advisory Agreement with respect to T. Rowe Price Mid Cap Growth Portfolio is incorporated by reference to Exhibit (d)(31)(ii) to Post-Effective Amendment No. 36.

6(i). Investment Advisory Agreement between Pacific Investment Management Company LLC and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to PIMCO Inflation Protected Bond Portfolio is incorporated by reference to Exhibit (d)(33) to Post-Effective Amendment No. 32.

6(i)(1). Amendment No. 1 to Investment Advisory Agreement with respect to PIMCO Inflation Protected Bond Portfolio is incorporated by reference to Exhibit (d)(33)(i) to Post-Effective Amendment No. 32.

6(i)(2). Amendment No. 2 to Investment Advisory Agreement with respect to PIMCO Inflation Protected Bond Portfolio is incorporated by reference to Exhibit (d)(33)(ii) to Post-Effective Amendment No. 32.

6(i)(3). Amendment No. 3 to Investment Advisory Agreement with respect to PIMCO Inflation Protected Bond Portfolio is incorporated by reference to Exhibit (d)(33)(iii) to Post-Effective Amendment No. 36.

6(i)(4). Amendment No. 4 to Investment Advisory Agreement with respect to PIMCO Inflation Protected Bond Portfolio is incorporated by reference to Exhibit (d)(9)(iv) to Post-Effective Amendment No. 68.

6(j). Investment Advisory Agreement between Goldman Sachs Asset Management, L.P. and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to Goldman Sachs Mid Cap Value Portfolio is incorporated by reference to Exhibit (d)(36) to Post-Effective Amendment No. 32.

6(j)(1). Amendment No. 1 to Investment Advisory Agreement with respect to Goldman Sachs Mid Cap Value Portfolio is incorporated by reference to Exhibit (d)(36)(i) to Post-Effective Amendment No. 32.

6(j)(2). Amendment No. 2 to Investment Advisory Agreement with respect to Goldman Sachs Mid Cap Value Portfolio is incorporated by reference to Exhibit (d)(36)(ii) to Post-Effective Amendment No. 36.

6(k). Management Agreement between Registrant and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to MetLife Asset Allocation 100 Portfolio (formerly, MetLife Aggressive Strategy Portfolio) is incorporated by reference to Exhibit (d)(37) to Post-Effective Amendment No. 32.

6(k)(1). Amendment No. 1 to Management Agreement is incorporated by reference to Exhibit (d)(37)(i) to Post-Effective Amendment No. 32.

6(k)(2). Amendment No. 2 to Management Agreement with respect to American Funds® Moderate Allocation Portfolio, American Funds® Balanced Allocation Portfolio and American Funds® Growth Allocation Portfolio is incorporated by reference to Exhibit (d)(37)(ii) to Post-Effective Amendment No. 32.

6(k)(3). Amendment No. 3 to Management Agreement is incorporated by reference to Exhibit (d)(37)(iii) to Post-Effective Amendment No. 37.

6(k)(4). Amendment No. 4 to Management Agreement with respect to MetLife Balanced Plus Portfolio is incorporated by reference to Exhibit (d)(37)(iv) to Post-Effective Amendment No. 42.

6(k)(5) Amendment No. 5 to Management Agreement with respect to MetLife Multi-Index Targeted Risk Portfolio is incorporated by reference to Exhibit (d)(37)(v) to Post-Effective Amendment No. 51 to the Registration Statement filed with the SEC on November 2, 2012 (“Post-Effective Amendment No. 51”).

6(l). Investment Advisory Agreement between Pioneer Investment Management, Inc. and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the Pioneer Fund Portfolio is incorporated by reference to Exhibit (d)(48) to Post-Effective Amendment No. 32.

6(l)(1). Amendment No. 1 to Investment Advisory Agreement with respect to Pioneer Fund Portfolio is incorporated by reference to Exhibit (d)(48)(i) to Post-Effective Amendment No. 32.

6(l)(2). Amendment No. 2 to Investment Advisory Agreement with respect to Pioneer Fund Portfolio is incorporated by reference to Exhibit (d)(48)(ii) to Post-Effective Amendment No. 36.

6(l)(3). Amendment No. 3 to Investment Advisory Agreement with respect to Pioneer Fund Portfolio is incorporated by reference to Exhibit (d)(48)(iii) to Post-Effective Amendment No. 59.

6(m). Investment Advisory Agreement between Pioneer Investment Management, Inc. and Met Investors Advisory LLC, a predecessor of MetLife Advisers, LLC, with respect to the Pioneer Strategic Income Portfolio is incorporated by reference to Exhibit (d)(49) to Post-Effective Amendment No. 32.

6(m)(1). Amendment No. 1 to Investment Advisory Agreement with respect to Pioneer Strategic Income Portfolio is incorporated by reference to Exhibit (d)(49)(i) to Post-Effective Amendment No. 32.

6(m)(2). Amendment No. 2 to Investment Advisory Agreement with respect to Pioneer Strategic Income Portfolio is incorporated by reference to Exhibit (d)(49)(ii) to Post-Effective Amendment No. 36.

6(n). Investment Advisory Agreement between Massachusetts Financial Services Company and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the MFS® Emerging Markets Equity Portfolio is incorporated by reference to Exhibit (d)(53) to Post-Effective Amendment No. 32.

6(n)(1). Amendment No. 1 to Investment Advisory Agreement with respect to MFS® Emerging Markets Equity Portfolio is incorporated by reference to Exhibit (d)(53)(i) to Post-Effective Amendment No. 36.

6(n)(2). Amendment No. 2 to Investment Advisory Agreement with respect to MFS® Emerging Markets Equity Portfolio is incorporated by reference to Exhibit (d)(53)(ii) to Post-Effective Amendment No. 59.

6(o). Investment Advisory Agreement between Loomis, Sayles & Company, L.P. and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the Loomis Sayles Global Markets Portfolio is incorporated by reference to Exhibit (d)(54) to Post-Effective Amendment No. 32.

6(o)(1). Amendment No. 1 to Investment Advisory Agreement with respect to Loomis Sayles Global Markets Portfolio is incorporated by reference to Exhibit (d)(54)(i) to Post-Effective Amendment No. 36.

6(p). Investment Advisory Agreement between Morgan Stanley Asset Management and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the Van Kampen Mid Cap Growth Portfolio (currently known as Morgan Stanley Mid Cap Growth Portfolio) is incorporated by reference to Exhibit (d)(60) to Post-Effective Amendment No. 32.

6(p)(1). Amendment No. 1 to Investment Advisory Agreement with respect to Van Kampen Mid Cap Growth Portfolio (currently known as Morgan Stanley Mid Cap Growth Portfolio) is incorporated by reference to Exhibit (d)(60)(i) to Post-Effective Amendment No. 36.

6(p)(2). Amendment No. 2 to Investment Advisory Agreement with respect to Morgan Stanley Mid Cap Growth Portfolio is incorporated by reference to Exhibit (d)(60)(ii) to Post-Effective Amendment No. 36.

6(q). Investment Advisory Agreement between CAM North America, LLC (currently known as ClearBridge Advisors, LLC) and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the Legg Mason Partners Aggressive Growth Portfolio (currently known as ClearBridge Aggressive Growth Portfolio) is incorporated by reference to Exhibit (d)(61) to Post-Effective Amendment No. 32.

6(q)(1). Amendment No. 1 to Investment Advisory Agreement with respect to Legg Mason Partners Aggressive Growth Portfolio (currently known as ClearBridge Aggressive Growth Portfolio) is incorporated by reference to Exhibit (d)(61)(i) to Post-Effective Amendment No. 36.

6(q)(2). Amendment No. 2 to Investment Advisory Agreement with respect to ClearBridge Aggressive Growth Portfolio is incorporated by reference to Exhibit (d)(17)(ii) to Post-Effective Amendment No. 68.

6(r). Investment Advisory Agreement between BlackRock Financial Management, Inc. and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the BlackRock High Yield Portfolio is incorporated by reference to
Exhibit (d)(62) to Post-Effective Amendment No. 32.

6(r)(1). Amendment No. 1 to Investment Advisory Agreement with respect to BlackRock High Yield Portfolio is incorporated by reference to Exhibit (d)(62)(i) to Post-Effective Amendment No. 36.

6(r)(2). Amendment No. 2 to Investment Advisory Agreement with respect to BlackRock High Yield Portfolio is incorporated by reference to Exhibit (d)(62)(ii) to Post-Effective Amendment No. 36.

6(s). Investment Advisory Agreement between ING Clarion Real Estate Securities L.P. and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the Clarion Global Real Estate Portfolio is incorporated by reference to Exhibit (d)(68) to Post-Effective Amendment No. 32.

6(s)(1). Amendment No. 1 to Investment Advisory Agreement with respect to Clarion Global Real Estate Portfolio is incorporated by reference to Exhibit (d)(68)(i) to Post-Effective Amendment No. 36.

6(t). Investment Advisory Agreement between SSgA Funds Management, Inc. and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the SSgA Growth and Income ETF Portfolio is incorporated by reference to Exhibit (d)(69) to Post-Effective Amendment No. 32.

6(t)(1). Amendment No. 1 to Investment Advisory Agreement with respect to SSgA Growth and Income ETF Portfolio is incorporated by reference to Exhibit (d)(69)(i) to Post-Effective Amendment No. 36.

6(u). Investment Advisory Agreement between SSgA Funds Management, Inc. and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the SSgA Growth ETF Portfolio is incorporated by reference to Exhibit (d)(70) to Post-Effective Amendment No. 32.

6(u)(1). Amendment No. 1 to Investment Advisory Agreement with respect to SSgA Growth ETF Portfolio is incorporated by reference to Exhibit (d)(70)(i) to Post-Effective Amendment No. 36.

6(v). Investment Advisory Agreement between Franklin Advisers, Inc. and Met Investors Advisory, LLC, a predecessor of MetLife Advisers, LLC, with respect to the Met/Templeton International Bond Portfolio is incorporated by reference to Exhibit (d)(71) to Post-Effective Amendment No. 32.

6(w). Investment Advisory Agreement between Eaton Vance Management and MetLife Advisers, LLC with respect to the Met/Eaton Vance Floating Rate Portfolio is incorporated by reference to Exhibit (d)(72) to Post-Effective Amendment No. 36.

6(x). Investment Advisory Agreement between Invesco Advisers, Inc. and MetLife Advisers, LLC with respect to Van Kampen Comstock Portfolio (currently known as Invesco Comstock Portfolio) is incorporated by reference to Exhibit (d)(73) to Post-Effective Amendment No. 37.

6(x)(1) Amendment No. 1 to Investment Advisory Agreement with respect to Van Kampen Comstock Portfolio (currently known as Invesco Comstock Portfolio) is incorporated by reference to Exhibit (d)(73)(i) to Post-Effective Amendment No. 44.

6(y). Investment Subadvisory Agreement between AllianceBernstein L.P. and MetLife Advisers, LLC with respect to the AllianceBernstein Global Dynamic Allocation Portfolio is incorporated by reference to Exhibit (d)(74) to Post-Effective Amendment No. 42.

6(y)(1). Investment Advisory Agreement between AllianceBernstein L.P., and AllianceBernstein Global Dynamic Allocation Portfolio Ltd., is incorporated by reference to Exhibit (d)(74)(i) to Post-Effective Amendment No. 59.

6(y)(2). Amendment No. 1 to Investment Subadvisory Agreement with respect to AllianceBernstein Global Dynamic Allocation Portfolio is incorporated by reference to Exhibit (d)(74)(ii) to Post-Effective Amendment No. 59.

6(y)(3). Amendment No. 2 to Investment Subadvisory Agreement with respect to AllianceBernstein Global Dynamic Allocation Portfolio is incorporated by reference to Exhibit (d)(25)(iii) to Post-Effective Amendment No. 68.

6(z). Investment Subadvisory Agreement between AQR Capital Management, LLC and MetLife Advisers, LLC with respect to the AQR Global Risk Balanced Portfolio is incorporated by reference to Exhibit (d)(75) to Post-Effective Amendment No. 42.

6(z)(1). Investment Advisory Agreement between AQR Capital Management, LLC and AQR Global Risk Balanced Portfolio, Ltd. is incorporated by reference to Exhibit (d)(75)(i) to Post-Effective Amendment No. 42.

6(z)(2). Amendment No. 1 to Investment Subadvisory Agreement with respect to AQR Global Risk Balanced Portfolio is incorporated by reference to Exhibit (d)(75)(ii) to Post-Effective Amendment No. 59.

6(z)(3). Amendment No. 2 to Investment Subadvisory Agreement with respect to AQR Global Risk Balanced Portfolio is incorporated by reference to Exhibit (d)(26)(iii) to Post-Effective Amendment No. 68.

6(aa). Investment Subadvisory Agreement between BlackRock Financial Management, Inc. and MetLife Advisers, LLC with respect to the BlackRock Global Tactical Strategies Portfolio is incorporated by reference to Exhibit (d)(76) to Post-Effective Amendment No. 42.

6(aa)(1) Investment Advisory Agreement between BlackRock Financial Management, Inc. and BlackRock Global Tactical Strategies Portfolio Ltd., is incorporated by reference to Exhibit (d)(76)(i) to Post-Effective Amendment No. 59.

6(aa)(2) Amendment No. 1 to Investment Subadvisory Agreement with respect to BlackRock Global Tactical Strategies Portfolio is incorporated by reference to Exhibit (d)(76)(ii) to Post-Effective Amendment No. 59.

6(aa)(3) Amendment No. 2 to Investment Subadvisory Agreement with respect to BlackRock Global Tactical Strategies Portfolio is incorporated by reference to Exhibit (d)(27)(iii) to Post-Effective Amendment No. 68.

6(bb). Investment Subadvisory Agreement between Franklin Advisers, Inc. and MetLife Advisers, LLC with respect to the Met/Franklin Low Duration Total Return Portfolio is incorporated by reference to Exhibit (d)(77) to Post-Effective Amendment No. 40 to the Registration Statement filed with the SEC on April 20, 2011.

6(bb)(1) Amendment No. 1 to Investment Advisory Agreement with respect to Met/Franklin Low Duration Total Return Portfolio is incorporated by reference to Exhibit (d)(77)(i) to Post-Effective Amendment No. 44.

6(cc). Investment Subadvisory Agreement between Pacific Investment Management Company LLC and MetLife Advisers, LLC with respect to the MetLife Balanced Plus Portfolio is incorporated by reference to Exhibit (d)(78) to Post-Effective Amendment No. 42.

6(cc)(1). Amendment No. 1 to Investment Subadvisory Agreement with respect to MetLife Balanced Plus Portfolio is incorporated by reference to Exhibit (d)(78)(i) to Post-Effective Amendment No. 59.

6(cc)(2). Amendment No. 2 to Investment Subadvisory Agreement with respect to MetLife Balanced Plus Portfolio is incorporated by reference to Exhibit (d)(29)(ii) to Post-Effective Amendment No. 68.

6(dd). Investment Subadvisory Agreement between Pyramis Global Advisors, LLC and MetLife Advisers, LLC with respect to the Pyramis® Government Income Portfolio is incorporated by reference to Exhibit (d)(79) to Post-Effective Amendment No. 42.

6(ee). Investment Subadvisory Agreement between T. Rowe Price Associates, Inc. and MetLife Advisers, LLC with respect to T. Rowe Price Large Cap Value Portfolio is incorporated by reference to Exhibit (d)(80) to Post-Effective Amendment No. 42.

6(ff) Investment Subadvisory Agreement between Invesco Advisers, Inc. and MetLife Advisers, LLC with respect to Invesco Balanced-Risk Allocation Portfolio is incorporated by reference to Exhibit (d)(81) to Post-Effective Amendment No. 50 to the Registration Statement filed with the SEC on August 16, 2012 (“Post-Effective Amendment No. 50”).

6(ff)(1) Investment Advisory Agreement between Invesco Advisers, Inc. and Invesco Balanced-Risk Allocation Portfolio, Ltd., a wholly-owned subsidiary of Invesco Balanced-Risk Allocation Portfolio is incorporated by reference to Exhibit (d)(32)(i) to Post-Effective Amendment No. 68.

6(gg) Investment Subadvisory Agreement between J.P. Morgan Investment Management Inc. and MetLife Advisers, LLC with respect to JPMorgan Global Active Allocation Portfolio is incorporated by reference to Exhibit (d)(82) to Post-Effective Amendment No. 50.

6(gg)(1) Investment Advisory Agreement between J.P. Morgan Investment Management Inc. and JPMorgan Global Active Allocation Portfolio, Ltd., a wholly-owned subsidiary of the JPMorgan Global Active Allocation Portfolio is incorporated by reference to Exhibit (d)(33)(i) to Post-Effective Amendment No. 68.

6(gg)(2) Amendment No. 1 to Investment Subadvisory Agreement with respect to JPMorgan Global Active Allocation Portfolio is incorporated by reference to Exhibit (d)(33)(ii) to Post-Effective Amendment No. 68.

6(hh) Investment Subadvisory Agreement between Schroder Investment Management North America Inc. and MetLife Advisers, LLC with respect to Schroders Global Multi-Asset Portfolio is incorporated by reference to Exhibit (d)(83) to Post-Effective Amendment No. 50.

6(hh)(1) Investment Advisory Agreement between Schroder Investment Management North America Inc. and Schroders Global Multi-Asset Portfolio, Ltd., a wholly-owned subsidiary of the Schroders Global Multi-Asset Portfolio is incorporated by reference to Exhibit (d)(34)(i) to Post-Effective Amendment No. 68.

6(ii) Investment Subadvisory Agreement between MetLife Investment Advisors Company, LLC and MetLife Advisers, LLC with respect to MetLife Multi-Index Targeted Risk Portfolio is incorporated by reference to Exhibit (d)(84) to Post-Effective Amendment No. 51.

6(jj). Investment Subadvisory Agreement between Pyramis Global Advisors and MetLife Advisers, LLC with respect to Pyramis® Managed Risk Portfolio is incorporated by reference to Exhibit (d)(85) to Post-Effective Amendment No. 57 to the Registration Statement filed with the SEC on April 17, 2013 (“Post-Effective Amendment No. 57”).

6(kk). Investment Subadvisory Agreement between J.P. Morgan Investment Management Inc. and MetLife Advisers, LLC with respect to JPMorgan Core Bond Portfolio is incorporated by reference to Exhibit (d)(37) to Post-Effective Amendment No. 68.

6(ll). Investment Subadvisory Agreement between Oppenheimer Funds, Inc. and MetLife Advisers, LLC with respect to Oppenheimer Global Equity Portfolio is incorporated by reference to Exhibit (d)(87) to Post-Effective Amendment No. 59.

6(mm). Investment Subadvisory Agreement between J.P. Morgan Investment Management Inc. and MetLife Advisers, LLC with respect to JPMorgan Small Cap Value Portfolio is incorporated by reference to Exhibit (d)(39) to Post-Effective Amendment No. 68.

6(nn). Investment Subadvisory Agreement between Allianz Global Investors U.S. LLC and MetLife Advisers, LLC with respect to Allianz Global Investors Dynamic Multi-Asset Plus Portfolio is incorporated by reference to Exhibit (d)(40) to Post-Effective Amendment No. 68.

6(nn)(1). Investment Advisory Agreement between Allianz Global Investors U.S. LLC and Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, Ltd., a wholly-owned subsidiary of the Allianz Global Investors Dynamic Multi-Asset Plus Portfolio is incorporated by reference to Exhibit (d)(40) (i) to Post-Effective Amendment No. 66 to the Registration Statement filed with the SEC on April 8, 2014 (“Post-Effective Amendment No. 66”).

6(oo). Investment Subadvisory Agreement between PanAgora Asset Management, Inc. and MetLife Advisers, LLC with respect to PanAgora Global Diversified Risk Portfolio is incorporated by reference to Exhibit (d)(41) to Post-Effective Amendment No. 68.

6(oo)(1). Investment Advisory Agreement between PanAgora Asset Management, Inc. and PanAgora Global Diversified Risk Portfolio, Ltd., a wholly-owned subsidiary of the PanAgora Global Diversified Risk Portfolio is incorporated by reference to Exhibit (d)(41) (i) to Post-Effective Amendment No. 66.

6(pp). Investment Subadvisory Agreement between Artisan Partners Limited Partnership and MetLife Advisers, LLC with respect to Met/Artisan International Portfolio is incorporated by reference to Exhibit (d)(42) to Post-Effective Amendment No. 68.

6(qq). Investment Subadvisory Agreement between Invesco Advisers, Inc. and MetLife Advisers, LLC with respect to Invesco Mid Cap Value Portfolio is incorporated by reference to Exhibit (d)(43) to Post-Effective Amendment No. 64 to the Registration Statement filed with the SEC on February 12, 2014 (“Post-Effective Amendment No. 64”).

6(rr). Investment Subadvisory Agreement between Wellington Management Company, LLC and MetLife Advisers, LLC with respect to WMC Large Cap Research Portfolio is incorporated by reference to Exhibit (d)(43) to Post-Effective Amendment No. 64.

7(a). Second Amended and Restated Distribution Agreement between Met Investors Series Trust and MetLife Investors Distribution Company with respect to the Class A shares is incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 32.

7(a)(1). Amendment No. 1 to Second Amended and Restated Distribution Agreement with respect to the Class A shares is incorporated by reference to Exhibit (e)(2)(i) to Post-Effective Amendment No. 32.

7(a)(2). Amendment No. 2 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(ii) to Post-Effective Amendment No. 32.

7(a)(3). Amendment No. 3 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(iii) to Post-Effective Amendment No. 32.

7(a)(4). Amendment No. 4 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(iv) to Post-Effective Amendment No. 32.

7(a)(5). Amendment No. 5 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(v) to Post-Effective Amendment No. 32.

7(a)(6). Amendment No. 6 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(vi) to Post-Effective Amendment No. 32.

7(a)(7). Amendment No. 7 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(vii) to Post-Effective Amendment No. 32.

7(a)(8). Amendment No. 8 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(viii) to Post-Effective Amendment No. 32.

7(a)(9). Amendment No. 9 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(ix) to Post-Effective Amendment No. 32.

7(a)(10). Amendment No. 10 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(x) to Post-Effective Amendment No. 32.

7(a)(11). Amendment No. 11 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(xi) to Post-Effective Amendment No. 32.

7(a)(12). Amendment No. 12 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(xii) to Post-Effective Amendment No. 32.

7(a)(13). Amendment No. 13 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(xiii) to Post-Effective Amendment No. 32.

7(a)(14). Amendment No. 14 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(xiv) to Post-Effective Amendment No. 36.

7(a)(15). Amendment No. 15 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(xv) to Post-Effective Amendment No. 42.

7(a)(16). Amendment No. 16 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(xvi) to Post-Effective Amendment No. 47.

7(a)(17). Amendment No. 17 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(xvii) to Post-Effective Amendment No. 47.

7(a)(18). Amendment No. 18 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(xviii) to Post-Effective Amendment No. 59.

7(a)(19). Amendment No. 19 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(xix) to Post-Effective Amendment No. 57.

7(a)(20). Amendment No. 20 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(xx) to Post-Effective Amendment No. 68.

7(a)(21). Amendment No. 21 to Second Amended and Restated Distribution Agreement with respect to Class A shares is incorporated by reference to Exhibit (e)(2)(xxi) to Post-Effective Amendment No. 68.

7(b). Second Amended and Restated Distribution Agreement between Met Investors Series Trust and MetLife Investors Distribution Company with respect to Class B shares is incorporated by reference to Exhibit (e)(3) to Post-Effective Amendment No. 32.

7(b)(1). Amendment No. 1 to Second Amended and Restated Distribution Agreement with respect to the Class B shares is incorporated by reference to Exhibit (e)(3)(i) to Post-Effective Amendment No. 32.

7(b)(2). Amendment No. 2 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(ii) to Post-Effective Amendment No. 32.

7(b)(3). Amendment No. 3 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(iii) to Post-Effective Amendment No. 32.

7(b)(4). Amendment No. 4 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(iv) to Post-Effective Amendment No. 32.

7(b)(5). Amendment No. 5 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(v) to Post-Effective Amendment No. 32.

7(b)(6). Amendment No. 6 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(vi) to Post-Effective Amendment No. 32.

7(b)(7). Amendment No. 7 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(vii) to Post-Effective Amendment No. 32.

7(b)(8). Amendment No. 8 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(viii) to Post-Effective Amendment No. 32.

7(b)(9). Amendment No. 9 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(ix) to Post-Effective Amendment No. 32.

7(b)(10). Amendment No. 10 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(x) to Post-Effective Amendment No. 32.

7(b)(11). Amendment No. 11 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(xi) to Post-Effective Amendment No. 32.

7(b)(12). Amendment No. 12 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(xii) to Post-Effective Amendment No. 32.

7(b)(13). Amendment No. 13 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(xiii) to Post-Effective Amendment No. 32.

7(b)(14). Amendment No. 14 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(xiv) to Post-Effective Amendment No. 36.

7(b)(15). Amendment No. 15 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(xv) to Post-Effective Amendment No. 42.

7(b)(16). Amendment No. 16 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(xvi) to Post-Effective Amendment No. 47.

7(b)(17). Amendment No. 17 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(xvii) to Post-Effective Amendment No. 47.

7(b)(18). Amendment No. 18 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(xviii) to Post-Effective Amendment No. 59.

7(b)(19). Amendment No. 19 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(xix) to Post-Effective Amendment No. 57.

7(b)(20). Amendment No. 20 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(xx) to Post-Effective Amendment No. 68.

7(b)(21). Amendment No. 21 to Second Amended and Restated Distribution Agreement with respect to Class B shares is incorporated by reference to Exhibit (e)(3)(xxi) to Post-Effective Amendment No. 68.

7(c). Amended and Restated Distribution Agreement between Met Investors Series Trust and MetLife Investors Distribution Company with respect to the Class E shares is incorporated by reference to Exhibit (e)(4) to Post-Effective Amendment No. 32.

7(c)(1). Amendment No. 1 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(i) to Post-Effective Amendment No. 32.

7(c)(2). Amendment No. 2 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(ii) to Post-Effective Amendment No. 32.

7(c)(3). Amendment No. 3 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(iii) to Post-Effective Amendment No. 32.

7(c)(4). Amendment No. 4 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(iv) to Post-Effective Amendment No. 32.

7(c)(5). Amendment No. 5 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(v) to Post-Effective Amendment No. 32.

7(c)(6). Amendment No. 6 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(vi) to Post-Effective Amendment No. 32.

7(c)(7). Amendment No. 7 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(vii) to Post-Effective Amendment No. 32.

7(c)(8). Amendment No. 8 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(viii) to Post-Effective Amendment No. 32.

7(c)(9). Amendment No. 9 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(ix) to Post-Effective Amendment No. 32.

7(c)(10). Amendment No. 10 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(x) to Post-Effective Amendment No. 32.

7(c)(11). Amendment No. 11 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(xi) to Post-Effective Amendment No. 32.

7(c)(12). Amendment No. 12 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(xii) to Post-Effective Amendment No. 32.

7(c)(13). Amendment No. 13 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(xiii) to Post-Effective Amendment No. 32.

7(c)(14). Amendment No. 14 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(xiv) to Post-Effective Amendment No. 36.

7(c)(15). Amendment No. 15 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(xv) to Post-Effective Amendment No. 42.

7(c)(16). Amendment No. 16 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(xvi) to Post-Effective Amendment No. 47.

7(c)(17). Amendment No. 17 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(xvii) to Post-Effective Amendment No. 47.

7(c)(18). Amendment No. 18 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(xviii) to Post-Effective Amendment No. 59.

7(c)(19). Amendment No. 19 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(xix) to Post-Effective Amendment No. 57.

7(c)(20). Amendment No. 20 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(xx) to Post-Effective Amendment No. 68.

7(c)(21). Amendment No. 21 to Amended and Restated Distribution Agreement with respect to Class E shares is incorporated by reference to Exhibit (e)(4)(xxi) to Post-Effective Amendment No. 68.

7(d). Second Amended and Restated Distribution Agreement between the Registrant and MetLife Investors Distribution Company with respect to Class C shares is incorporated by reference to Exhibit (e)(5) to Post-Effective Amendment No. 32.

7(d)(1). Amendment No. 1 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(i) to Post-Effective Amendment No. 32.

7(d)(2). Amendment No. 2 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(ii) to Post-Effective Amendment No. 32.

7(d)(3). Amendment No. 3 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(iii) to Post-Effective Amendment No. 32.

7(d)(4). Amendment No. 4 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(iv) to Post-Effective Amendment No. 32.

7(d)(5). Amendment No. 5 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(v) to Post-Effective Amendment No. 32.

7(d)(6). Amendment No. 6 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(vi) to Post-Effective Amendment No. 32.

7(d)(7). Amendment No. 7 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(vii) to Post-Effective Amendment No. 32.

7(d)(8). Amendment No. 8 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(viii) to Post-Effective Amendment No. 32.

7(d)(9). Amendment No. 9 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(ix) to Post-Effective Amendment No. 32.

7(d)(10). Amendment No. 10 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(x) to Post-Effective Amendment No. 32.

7(d)(11). Amendment No. 11 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(xi) to Post-Effective Amendment No. 32.

7(d)(12). Amendment No. 12 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(xii) to Post-Effective Amendment No. 32.

7(d)(13). Amendment No. 13 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(xiii) to Post-Effective Amendment No. 32.

7(d)(14). Amendment No. 14 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(xiv) to Post-Effective Amendment No. 36.

7(d)(15). Amendment No. 15 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(xv) to Post-Effective Amendment No. 42.

7(d)(16). Amendment No. 16 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(xvi) to Post-Effective Amendment No. 47.

7(d)(17). Amendment No. 17 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(xvii) to Post-Effective Amendment No. 47.

7(d)(18). Amendment No. 18 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(xviii) to Post-Effective Amendment No. 59.

7(d)(19). Amendment No. 19 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(xix) to Post-Effective Amendment No. 57.

7(d)(20). Amendment No. 20 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(xx) to Post-Effective Amendment No. 68.

7(d)(21). Amendment No. 21 to Second Amended and Restated Distribution Agreement with respect to Class C shares is incorporated by reference to Exhibit (e)(5)(xxi) to Post-Effective Amendment No. 68.

8(a). Form of Amended Deferred Fee Agreement is incorporated by reference to Exhibit (f) to Post-Effective Amendment No. 59.

8(b). List of participants in Deferred Fee Agreement is incorporated by reference to Exhibit (f)(1) to Post-Effective Amendment No. 68.

9(a). Amended and Restated Master Custodian Agreement among State Street Bank & Trust Company, Met Investors Series Trust and Metropolitan Series Fund is incorporated by reference to Exhibit (g) to Post-Effective Amendment No. 58 to the Registration Statement filed with the SEC on April 25, 2013 (“Post-Effective Amendment No. 58”).

10(a). Rule 12b-1 Class B Distribution Plan is incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 32.

10(b). Rule 12b-1 Class E Distribution Plan is incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 32.

10(c). Rule 12b-1 Class C Distribution Plan is incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 32.

10(d). Multiple Class Plan is incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 32.

11(b). Opinion and consent of Sullivan & Worcester LLP is incorporated by reference to Exhibit 11(b) of the Registrant’s initial Registration Statement on Form N-14 (File No. 333-192569).

12. Tax opinion and consent of Sullivan & Worcester LLP. Filed herewith.

13(a). Participation Agreement is incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 32.

13(a)(1). Participation Agreement with respect to American Funds Insurance Series is incorporated by reference to Exhibit (e)(1)(i) to Post-Effective Amendment No. 32.

13(a)(2). Participation Agreement with respect to American Funds Insurance Series is incorporated by reference to

Exhibit (e)(1)(ii) to Post-Effective Amendment No. 32.

13(a)(3). Amendment No. 1 to Participation Agreement is incorporated by reference to Exhibit (e)(1)(iii) to Post-Effective Amendment No. 36.

13(b). Transfer Agency and Service Agreement between Registrant and Metropolitan Life Insurance Company is incorporated by reference to Exhibit (h)(1)(ii) to Post-Effective Amendment No. 32.

13(c). Amended and Restated Master Administration Agreement among State Street Bank and Trust Company, Met Investors Series Trust and Metropolitan Series Fund is incorporated by reference to Exhibit (h)(2)(ii) to Post-Effective Amendment No. 58.

13(d). Amended and Restated Expense Limitation Agreement between Registrant and Met Investors Advisory Corp., a predecessor of MetLife Advisers, LLC, is incorporated by reference to Exhibit (h)(3)(iii) to Post-Effective Amendment No. 32.

13(e)(1). Amendment No. 1 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(3)(iv) to Post-Effective Amendment No. 32.

13(e)(2). Amendment No. 2 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(3)(v) to Post-Effective Amendment No. 32.

13(e)(3). Amendment No. 3 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(3)(vi) to Post-Effective Amendment No. 32.

13(e)(4). Amendment No. 4 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(3)(vii) to Post-Effective Amendment No. 32.

13(e)(5). Amendment No. 5 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(3)(viii) to Post-Effective Amendment No. 32.

13(e)(6). Amendment No. 6 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit
(h)(3)(ix) to Post-Effective Amendment No. 32.

13(e)(7). Amendment No. 7 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit
(h)(3)(x) to Post-Effective Amendment No. 32.

13(e)(8). Amendment No. 8 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit
(h)(3)(xi) to Post-Effective Amendment No. 32.

13(e)(9). Amendment No. 9 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit
(h)(4)(xii) to Post-Effective Amendment No. 32.

13(e)(10). Amendment No. 10 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit
(h)(4)(xiii) to Post-Effective Amendment No. 32.

13(e)(11). Amendment No. 11 to Amended and Restated Expense Limitation Agreement LLC is incorporated by reference to Exhibit
(h)(4)(xiv) to Post-Effective Amendment No. 32.

13(e)(12). Amendment No. 12 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit
(h)(4)(xv) to Post-Effective Amendment No. 32.

13(e)(13). Amendment No. 13 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit
(h)(4)(xvi) to Post-Effective Amendment No. 32.

13(e)(14). Amendment No. 14 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit
(h)(4)(xvii) to Post-Effective Amendment No. 32.

13(e)(15). Amendment No. 15 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit
(h)(4)(xviii) to Post-Effective Amendment No. 32.

13(e)(16). Amendment No. 16 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit
(h)(4)(xix) to Post-Effective Amendment No. 36.

13(e)(17). Amendment No. 17 to Amended and Restated Expense Limitation Agreement B is incorporated by reference to Exhibit
(h)(4)(xx) to Post-Effective Amendment No. 42.

13(e)(18). Amendment No. 18 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(4)(xxi) to Post-Effective Amendment No. 47.

13(e)(19). Amendment No. 19 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(4)(xxii) to Post-Effective Amendment No. 47.

13(e)(20) Amendment No. 20 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(4)(xxiii) to Post-Effective Amendment No. 59.

13(e)(21). Amendment No. 21 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(4)(xxiv) to Post-Effective Amendment No. 57.

13(e)(22). Amendment No. 22 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(4)(xxv) to Post-Effective Amendment No. 59.

13(e)(23). Amendment No. 23 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(4)(xxvi) to Post-Effective Amendment No. 68.

13(e)(24). Amendment No. 24 to Amended and Restated Expense Limitation Agreement is incorporated by reference to Exhibit (h)(4)(xxvii) to Post-Effective Amendment No. 68.

13(f) Amended and Restated Management Fee Waiver Agreement dated April 28, 2014 is incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 68.

14. Consent of Deloitte & Touche LLP is incorporated by reference to Exhibit 14 of the Registrant’s initial Registration Statement on Form N-14 (File No. 333-192569).

15. Not applicable.

16. Powers of Attorney with respect to Elizabeth M. Forget, Stephen M. Alderman, Jack R. Borsting, Robert Boulware, Susan C. Gause, Nancy Hawthorne, Keith M. Schappert, Linda B. Strumpf and Dawn M. Vroegop is incorporated by reference to Exhibit 16 of the Registrant’s initial Registration Statement on Form N-14 (File No. 333-192569).

16(a). Power of Attorney with respect to Barbara A. Nugent is incorporated by reference to Exhibit (q)(10) to Post-Effective Amendment No. 65.

17. Form of Proxy and Voting Instructions Form is incorporated by reference to Exhibit 17 of the Registrant’s initial Registration Statement on Form N-14 (File No. 333-192569).

Item 17.	Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed on behalf of the Registrant, in this City of Boston and Commonwealth of Massachusetts on the 30th day of April, 2014.

MET INVESTORS SERIES TRUST

Registrant

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget President

As required by the Securities Act of 1933, the following persons have signed this Post-Effective Amendment No. 1 to the Registration Statement in the capacities indicated and on the date(s) indicated.

Signature	Title	Date

/s/ Elizabeth M. Forget Elizabeth M. Forget	President (Principal Executive Officer), Trustee	April 30, 2014

/s/ Peter H. Duffy Peter H. Duffy	Chief Financial Officer and Treasurer	April 30, 2014

/s/ Stephen M. Alderman* Stephen M. Alderman	Trustee	April 30, 2014

/s/ Robert J. Boulware* Robert J. Boulware	Trustee	April 30, 2014

/s/ Susan C. Gause* Susan C. Gause	Trustee	April 30, 2014

/s/ Nancy Hawthorne* Nancy Hawthorne	Trustee	April 30, 2014

/s/ Barbara A. Nugent Barbara A. Nugent	Trustee	April 30, 2014

/s/ Keith M. Schappert* Keith M. Schappert	Trustee	April 30, 2014

/s/ Linda B. Strumpf* Linda B. Strumpf	Trustee	April 30, 2014

/s/ Dawn M. Vroegop* Dawn M. Vroegop	Trustee	April 30, 2014

* By: /s/ David C. Mahaffey
David C. Mahaffey
Attorney-in-fact

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

12.	Tax Opinion and Consent of Sullivan & Worcester LLP.